Inventories (Tables)	9 Months Ended
Sep. 30, 2022
Inventories [Abstract]
Schedule of inventories
		As of
	Notes	September 30, 2022	December 31, 2021
Stores		5,272	3,955
Distribution centers		1,306	878
Commercial agreements	7.1	(501)	(416)
Allowance for loss on inventory obsolescence and damages	7.2	(30)	(37)
		6,047	4,380

Schedule of allowance for loss on inventory
	For the nine-month period ended September 30,
	2022	2021
At the beginning of the period	(37)	(51)
Additions	(294)	(221)
Reversals	14	11
Write-offs	287	240
At the end of the period	(30)	(21)